ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
General and administration	$ 3,683,931	$ 4,189,685
Occupancy costs	44,232	138,874
Patient services expenses	1,029,479	381,887
Research and development	801,901	206,151
Sales and marketing	92,856	105,382
Property, plant and equipment	194,273	326,131
Accounts payable and accrued liabilities	5,846,672	5,348,110
Personnel costs	$ 2,228,252	$ 1,072,578